                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Christopher C. Grisanti
Title Principal
Phone (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti   New York, New York   October 19, 2005
---------------------------   ------------------   -------------
        [Signature]              [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          121

Form 13F Information Table Value Total:   $1,949,861
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
None   28-                    NONE
          -----------------

     [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                    For the quarter ended September 30, 2005


COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
--------                       --------      --------   --------   --------         --------   --------          --------
                               TITLE OF                 VALUE                PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS         CUSIP      (X$1000)      SHRS  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                 -----         -----      --------      ----  ----  ----------  --------   ----    ------  ----
3M COMPANY                     com           88579y101        550      7498        Sole                   7498
ABB LTD-SPON ADR               com           000375204       1030    140000        Sole                 140000
ABBOTT LABORATORIES            com           002824100        947     22335        Sole                  22335
ACCO BRANDS CORP               com           00081t108        540     19135        Sole                  19135
ACE LTD                        com           G0070K103      88596   1882226        Sole                1882226
AK STEEL HOLDING CORP          com           001547108        429     50000        Sole                  50000
ALCOA INC                      com           013817101        342     14000        Sole                  14000
ALTRIA GROUP, INC              com           02209S103       8215    111452        Sole                 111452
AMERICAN EXPRESS CO            com           025816109        764     13300        Sole                  13300
AMERICAN STANDARD COS INC      com           029712106        596     12800        Sole                  12800
AMGEN INC                      com           031162100       3252     40823        Sole                  40823
AMR CORP                       com           001765106        816     73000        Sole                  73000
AMSOUTH BANCORPORATION         com           032165102        732     28968        Sole                  28968
ANHEUSER-BUSCH CO. INC         com           035229103        839     19484        Sole                  19484
ANNALY MORTGAGE MGMT           com           035710409        448     34600        Sole                  34600
ASHLAND INC                    com           044209104      26340    476830        Sole                 476830
AUTOMATIC DATA PROCESSING CO   com           053015103        401      9314        Sole                   9314
AVATAR HOLDINGS INC            com           053494100       2518     42498        Sole                  42498
AXIS CAPITAL HOLDINGS LTD      com           G0692U109        730     25600        Sole                  25600
BANK OF AMERICA CORP           com           060505104        746     17723        Sole                  17723
BANK OF NEW YORK               com           064057102       1806     61416        Sole                  61416
BERKSHIRE HATHAWAY CLASS A     com           084670108       4428        54        Sole                     54
BERKSHIRE HATHAWAY CLASS B     com           084670207       3905      1430        Sole                   1430
BIOGEN IDEC INC                com           09062x103        340      8620        Sole                   8620
BP AMOCO PLC SPONS ADR         com           055622104       2405     33950        Sole                  33950
BRISTOL MYERS SQUIBB CO        com           110122108        418     17372        Sole                  17372
CHEVRON CORP COM               com           166764100      68197   1053562        Sole                1053562
CHUBB CORP                     com           171232101      10813    120750        Sole                 120750
CIMAREX ENERGY CO              com           171798101      23769    524350        Sole                 524350
CITIGROUP INC                  com           172967101      70740   1554041        Sole                1554041
CLEVELAND-CLIFFS               com           185896107     116777   1340565        Sole                1340565
COCA COLA CO                   com           191216100        666     15411        Sole                  15411
COMCAST CORP CL A              com           20030n101      90346   3075071        Sole                3075071
COMCAST CORP CL A SPL          com           20030N200       1574     54704        Sole                  54704
CONOCOPHILLIPS                 com           20825c104       1383     19780        Sole                  19780
CURAGEN CORP                   com           23126r101      24003   4849027        Sole                4849027
CVS CORP                       com           126650100      51758   1784160        Sole                1784160
DOMINION RESOURCES INC VA      com           25746U109        365      4240        Sole                   4240
DU PONT E I DE NEMOURS         com           263534109     105409   2691056        Sole                2691056
DUSA PHARMACEUTICALS INC       com           266898105        191     18000        Sole                  18000
ENCANA CORP                    com           292505104      90826   1557633        Sole                1557633
EXXON MOBIL CORPORATION        com           30231G102       4373     68821        Sole                  68821
FAUQUIER BANKSHARES COM        com           312059108        468     18000        Sole                  18000
FEDERAL NATL MORTGAGE ASSN     com           313586109      73857   1647860        Sole                1647860
FIDELITY NATIONAL FINANCIAL IN com           316326107        382    8578.5        Sole                 8578.5
FIRST DATA CORP                com           319963104        200      5000        Sole                   5000
FLEETWOOD ENTERPRISES COM      com           339099103        431     35000        Sole                  35000

FLEXIBLE SOLUTIONS INTL INC    com           33938t104        134     34500        Sole                  34500
FOSTER (LB)CO-CL A             com           350060109        859     64800        Sole                  64800
FOSTER WHEELER LTD             com           g36535139      95287   3084730        Sole                3084730
FREDDIE MAC                    com           313400301        355      6290        Sole                   6290
FREEPORT MCMORAN COPPER GOLD   com           35671d857        220      4523        Sole                   4523
GANNETT CO                     com           364730101       3105     45104        Sole                  45104
GENERAL ELEC CO                com           369604103       2812     83529        Sole                  83529
GILLETTE CO COM                com           375766102       1042     17912        Sole                  17912
GLAXOSMITHKLINE PLC-ADR        com           37733W105       3762     73369        Sole                  73369
HANOVER COMPRESSOR CO          com           410768105        187     13500        Sole                  13500
HEWLETT-PACKARD                com           428236103     104257   3570435        Sole                3570435
HOME DEPOT INC                 com           437076102        944     24740        Sole                  24740
HONEYWELL INTERNATIONAL INC.   com           438516106      96016   2560440        Sole                2560440
INTEL CORP                     com           458140100       1447     58700        Sole                  58700
INTL BUSINESS MACHINES CORP    com           459200101       1789     22300        Sole                  22300
JOHNSON & JOHNSON              com           478160104      46225    730479        Sole                 730479
JP MORGAN CHASE                com           46625H100      74558   2197411        Sole                2197411
KERR-MCGEE CORPORATION         com           492386107        418      4300        Sole                   4300
KEYCORP NEW                    com           493267108       5388    167060        Sole                 167060
KINROSS GOLD CORP              com           496902404      11602   1510700        Sole                1510700
LABORATORY CRP OF AMER HLDGS   com           50540r409        306      6281        Sole                   6281
LAKES ENTERTAINMENT INC        com           51206p109        452     45000        Sole                  45000
LENNOX INTERNATIONAL INC.      com           526107107        762     27800        Sole                  27800
LILLY ELI & CO.                com           532457108      73164   1367036        Sole                1367036
MARKEL CORP                    com           570535104        596      1803        Sole                   1803
MASSEY ENERGY GROUP            com           576206106        450      8814        Sole                   8814
MATRIX SERVICE                 com           576853105        397     49350        Sole                  49350
MBNA CORP                      com           55262L100      94365   3829756        Sole                3829756
MEMORY PHARMACEUTICALS CORP    com           58606r403        774    285510        Sole                 285510
MERCK & CO INC                 com           589331107        958     35197        Sole                  35197
MERRILL LYNCH                  com           590188108       1362     22200        Sole                  22200
MESA ROYALTY TRUST             com           590660106        225      3100        Sole                   3100
MESABI TRUST                   com           590672101       1050     53950        Sole                  53950
MICROSOFT CORP                 com           594918104      21529    836745        Sole                 836745
NATIONAL FINANCIAL PARTNERS    com           63607p208        578     12800        Sole                  12800
NOBLE CORP                     com           G65422100        277      4050        Sole                   4050
PACIFIC RIM MINING CORP        com           694915208        452    520000        Sole                 520000
PARTNER RE LTD                 com           G6852T105        448      7000        Sole                   7000
PEABODY ENERGY CORP            com           704549104        397      4710        Sole                   4710
PEPSICO INC                    com           713448108        459      8090        Sole                   8090
PFIZER INC                     com           717081103       1170     46845        Sole                  46845
PROCTER & GAMBLE               com           742718109       1279     21502        Sole                  21502
PRUDENTIAL FINANCIAL INC       com           744320102        475      7030        Sole                   7030
QUANTA SERVICES INC            com           74762e102        766     60000        Sole                  60000
RENOVIS INC                    com           759885106       1066     78768        Sole                  78768
ROYAL DUTCH SHELL PLC          com           780259206        276      4400        Sole                   4400
SAFECO CORP                    com           786429100        686     12845        Sole                  12845
SARA LEE CORP                  com           803111103        243     12800        Sole                  12800
SOUTHERN PERU COPPER CORP      com           843611104        560     10000        Sole                  10000
STRYKER CORP                   com           863667101        851     17210        Sole                  17210
SUNTRUST BANKS INC             com           867914103        410      5900        Sole                   5900
SUPERIOR ESSEX INC             com           86815v105       1066     59170        Sole                  59170
SYSCO CORP                     com           871829107        460     14653        Sole                  14653
TEMPLE-INLAND INC              com           879868107      51456   1259640        Sole                1259640
THE MOSAIC CO                  com           61945A107        985     61490        Sole                  61490
TIME WARNER INC                com           887317105     100126   5528747        Sole                5528747

TRANSOCEAN SEDCO FOREX ORD     com           G90078109        209      3415        Sole                   3415
TRINITY INDUSTRIES             com           896522109       1126     27800        Sole                  27800
UNITED STATES STEEL CORP       com           912909108        224      5300        Sole                   5300
UNITED TECHNOLOGIES CP COM     com           913017109        565     10900        Sole                  10900
UNITEDHEALTH GROUP INC         com           91324P102     114181   2031695        Sole                2031695
VASOGEN OLD                    com           92232f103         42     20000        Sole                  20000
VERIZON COMMUNICATIONS         com           92343V104        257      7868        Sole                   7868
WACHOVIA CORP                  com           929903102       1053     22119        Sole                  22119
WAL-MART STORES                com           931142103        576  13152.46        Sole               13152.46
WALT DISNEY CO.                com           254687106      55289   2291295        Sole                2291295
WASHINGTON POST CO CL B        com           939640108       1571      1958        Sole                   1958
WELLS FARGO & CO               com           949746101        476      8122        Sole                   8122
WESTMORELAND COAL CO           com           960878106       1398     50552        Sole                  50552
WHEELING-PITTSBURGH CORP       com           963142302      22239   1329260        Sole                1329260
WILLIAMS COS INC               com           969457100      48394   1931910        Sole                1931910
WILLIAMS PARTNERS LP           com           96950F104        855     26300        Sole                  26300
YORK INTERNATIONAL CORP        com           986670107       1032     18400        Sole                  18400
HSBC HLDGS PLC SPON ADR NEW    adr           404280406        430      5289        Sole                   5289
Report Summary                                            1949861